CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenues:
Total revenues	¥ 2,520,365	¥ 2,292,708	¥ 2,280,329
Expenses:
Interest expense	68,232	78,068	99,138
Costs of operating leases	322,070	295,628	289,604
Life insurance costs	368,140	374,348	269,425
Costs of goods and real estate sold	381,119	347,721	354,006
Services expense	495,110	439,233	483,914
Other (income) and expense	20,494	17,125	14,925
Selling, general and administrative expenses	522,782	456,795	460,199
Provision for doubtful receivables and probable loan losses	0	0	24,425
Provision for Credit Losses	3,939	16,021	0
Write-downs of long-lived assets	35,666	3,020	3,043
Write-downs of securities	730	5,935	11,969
Total expenses	2,218,282	2,033,894	2,010,648
Operating Income	302,083	258,814	269,681
Equity in Net Income (Loss) of Affiliates	15,006	481	67,924
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	187,787	23,300	74,001
Bargain Purchase Gain	0	4,966	955
Income before Income Taxes	504,876	287,561	412,561
Provision for Income Taxes	187,264	90,747	105,837
Net Income	317,612	196,814	306,724
Net Income Attributable to the Noncontrolling Interests	5,477	4,453	3,640
Net Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	(23)	384
Net Income Attributable to ORIX Corporation Shareholders	¥ 312,135	¥ 192,384	¥ 302,700
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 259.37	¥ 155.54	¥ 237.38
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	259.07	155.39	237.17
Cash Dividends	¥ 82	¥ 76	¥ 81
Finance Revenues
Revenues:
Total revenues	¥ 279,589	¥ 271,194	¥ 276,864
Gains (losses) on investment securities and dividends
Revenues:
Total revenues	56,510	46,097	22,499
Operating Leases
Revenues:
Total revenues	450,454	397,065	430,665
Life Insurance Premiums And Related Investment Income
Revenues:
Total revenues	481,810	487,550	367,778
Sales of Goods and Real Estate
Revenues:
Total revenues	435,398	410,953	406,511
Services Income
Revenues:
Total revenues	¥ 816,604	¥ 679,849	¥ 776,012